J.P. Morgan Series Trust
Supplement dated December 28, 1998 to the following Prospectuses:

J.P. Morgan Tax Aware U.S. Equity Fund, dated October 1, 1998
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund, dated
October 1, 1998
J.P. Morgan U.S. Equity Funds (combined prospectus), dated October 1, 1998 J.P. Morgan Institutional U.S. Equity Funds (combined prospectus), dated October 1, 1998

Effective January 15, 1999 the shareholder transaction expenses table in the INVESTOR EXPENSES section is amended as follows:

         Shares held for less than one year 1.00
         Shares held one year or longer              None

The expense example table of J.P. Morgan Institutional Tax Aware Disciplined Equity Fund is amended as follows:

                           1 yr     3 yrs   5 yrs    10 yrs
         Your cost ($)     6/16     18/18   31/31    69/69


The expense example table of J.P. Morgan Tax Aware U.S. Equity Fund is amended as follows:

                           1 yr     3 yrs   5 yrs    10 yrs
         Your cost ($)     9/19     27/27   47/47    105/105